Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

12. Subsequent Events:

(a)

Quarterly Series A Preferred unit cash distribution: On July 19, 2024, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period May 12, 2024, to August 11, 2024. The cash distribution was paid on August 15, 2024, to all Series A preferred unitholders of record as of August 5, 2024.

(b)

Quarterly Series B Preferred unit cash distribution: On July 26, 2024, the Partnership’s Board of Directors declared a cash distribution of $0.714537806 per unit on its Series B Preferred Units for the period from May 22, 2024, to August 21, 2024. The cash distribution was paid on August 22, 2024, to all Series B preferred unitholders of record as of August 15, 2024.

(c)	Change of name of Arctic LNG Carriers Ltd.: On August 19, 2024 the name of Arctic LNG Carriers Ltd. was changed to Dynagas LNG Carriers Ltd.
(d)	Change of name of Fareastern Shipping Limited: On September 12, 2024 the name of Fareastern Shipping Limited was changed to Noteworthy Shipping Limited.